Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Variable Interest Entities
9.	Variable Interest Entities

In the normal course of its business, the Company is a party to various entities which may be deemed to be variable interest entities such as asset-backed securitizations of loans, various investment funds, guaranteed trusts and SPEs created for structured financing. The Company also, in the ordinary course of its business, has involvement with certain VIEs through various types of interests, including investments in subordinated debt, the right to receive fees for acting as an asset manager or a business trustee, and the right to receive fees for providing liquidity facilities.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. In accordance with the new consolidation guidance effective January 1, 2010, the Company is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result of this change in accounting, the Company deconsolidated certain VIEs that were consolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in shareholder's equity by (Won)14,195 million, net-of-tax. Total assets and total liabilities decreased by (Won)84,282 million and (Won)70,087 million, respectively, as of January 1, 2010.

The Company consolidates VIEs in which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company takes into account all of its involvement with a VIE in identifying variable interests (explicit or implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures under ASC 810.

The Company generally classifies its involvement in VIEs as follows:

•	Asset-backed securitization of loans

•	VIEs created for structured financing

•	Liquidity provided to VIEs

•	Investment trusts

•	Others

Asset-backed securitization of loans

The Company utilizes SPEs to securitize loans. The Company transfers loans to the SPEs which in turn issue asset backed securities collateralized by the transferred loans. In these securitizations, various classes of debt securities are issued to the Company and third parties, and the SPEs have mainly issued subordinated notes to the Company, an assets transferor. The subordinated notes are designed to absorb losses that potentially could be significant to the SPEs. These SPEs are deemed to be VIEs and are generally consolidated when the Company is the primary beneficiary because the Company has the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and holds subordinated notes which could result in potentially significant losses from the SPEs. The third party holders of asset backed securities issued by consolidated VIEs have recourse only to the asset of the VIEs and do not have recourse to the Company. The Company does not consolidate the VIEs when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE's economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

VIEs created for structured financing

The Company enters into lending arrangements with VIEs for the purpose of financing projects or the acquisition of assets. The Company has determined that third parties have both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and an obligation to absorb losses that could potentially be significant to the VIEs when there are credit enhancement commitments, such as financial guarantees by third parties, and therefore does not consolidate the VIEs.

Liquidity provided to VIEs

The Company provides liquidity facilities to VIEs which are structured by third parties other than the Company. Liquidity facilities to VIEs represent irrevocable commitments to provide contingent liquidity credit lines to the VIEs. The Company would have an obligation to absorb some losses by providing liquidity facilities but it could not potentially be significant to the VIEs. The Company does not consolidate the VIEs because the Company does not have the power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance.

Investment trusts

The Company has consolidated its guaranteed fixed rate money trusts because the Company was deemed to be the primary beneficiary. The Company would have both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and an obligation to absorb losses that could potentially be significant to the VIE by providing a guarantee of the principal and a fixed rate of return on the principal amount invested. Other trusts such as performance based trusts or guaranteed principal money trusts are deemed to be VIEs but are not consolidated because the Company does not have an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Others

The Company also has involvement in VIEs through investment in CDOs, beneficiary interests and others. The Company evaluates which party has both the power to direct the activities of the VIEs that most significantly impact the VIE's economic performance and obligation to absorb losses that could potentially be significant to the VIE. The VIEs are not consolidated when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE's economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

In accordance with ASC 810, the Company has consolidated all VIEs for which the Company was determined to be the primary beneficiary. The following table represents the carrying amount of assets held by VIEs as of December 31, 2009, which have been consolidated by the Company:

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	23,252	—	27,601	216,760	267,613
Loans	904,605	88,266	436	14,906	1,008,213
Other assets	165,866	155	1,131	186	167,338

Total	1,093,723	88,421	29,168	231,852	1,443,164

Liabilities held by VIEs
Long-term debt	—	521	—	47,174	47,695
Secured borrowings	878,481	69,898	—	—	948,379
Other liabilities	4,350	2,543	1,248	9,525	17,666

Total	882,831	72,962	1,248	56,699	1,013,740

The following table represents the carrying amount of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	—	—	1,249,956	285,120	1,535,076
Loans	583,158	—	343	—	583,501
Other assets	54,152	—	45,872	273	100,297

Total	637,310	—	1,296,171	285,393	2,218,874

Liabilities held by VIEs
Other borrowed fund	—	—	—	47,000	47,000
Secured borrowings	556,925	—	—	—	556,925
Other liabilities	20,883	—	51,501	10,184	82,568

Total	577,808	—	51,501	57,184	686,493

 In addition to the VIEs that are consolidated in accordance with ASC 810, the Company has significant variable interests in certain other VIEs that are not consolidated because the Company is not the primary beneficiary. These VIEs are structured by other third parties and the Company does not have an obligation to absorb the majority of the entities' losses nor does it have a right to receive a majority of the entities' expected residual returns. These VIEs facilitate client transactions, and the Company provides the VIEs with administration services. The transactions with the VIEs are conducted at arm's length, and individual credit decisions are based on the analysis of the specific VIEs, taking into consideration the quality of the underlying assets. The Company records and reports these transactions with the VIEs similar to any other third party transactions. All liquidity facilities provided to these VIEs are included in the Company's credit-related commitments described in more detail in Note 31.

The following disclosures regarding the Company's significant continuing involvement with unconsolidated VIEs exclude entities where the Company's only involvement is in the form of certain derivatives, such as interest rate swaps or cross currency swaps that have customary terms, administrative or trustee services and investments accounted for under the cost method. The total assets, liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2009, are as follows:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	117,368	117,368	501,713	—

VIEs created for structured financing	24,227	4,239,641	1,095	4,264,963	398,801	398,801	24,144,455	6,272,058
Liquidity provided to VIEs	9,387	54,767	23	64,177	3,002	3,002	2,761,518	1,667,999
Investment trusts	861,217	—	—	861,217	280,667	280,667	10,210,958	4,643,434
Others	70,168	36,344	—	106,512	—	—	5,473,333	109,212

Total	964,999	4,330,752	1,118	5,296,869	799,838	799,838	43,091,977	12,692,703

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents, by type of VIE, the total assets , liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2010:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	111,850	111,850	420,618	—

VIEs created for structured financing	24,777	3,384,163	—	3,408,940	401,165	401,165	23,781,663	5,061,744
Liquidity provided to VIEs	61,001	154,236	—	215,237	46	46	2,999,282	1,407,555
Investment trusts	1,086,930	—	137,818	1,224,748	137,818	137,818	11,644,974	5,007,724
Others	137,066	87,189	28	224,283	5	5	5,472,710	227,285

Total	1,309,774	3,625,588	137,846	5,073,208	650,884	650,884	44,319,247	11,704,308

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.

The Company's maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Company's balance sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements.